UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-21369


                     Oppenheimer International Value Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                               (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


            Registrant's telephone number, including area code: (303) 768-3200
                                                                --------------

                       Date of fiscal year end: April 30

          Date of reporting period: August 1, 2003 - October 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  OCTOBER 31, 2003 / UNAUDITED

                                                   Market Value
                                         Shares      See Note 1
---------------------------------------------------------------
 Common Stocks--94.4%
---------------------------------------------------------------
 Consumer Discretionary--20.2%
---------------------------------------------------------------
 Automobiles--2.9%
 PSA Peugeot Citroen                      1,400      $   60,055
---------------------------------------------------------------
 Toyota Motor Corp.                       4,000         113,885
                                                     ----------
                                                        173,940
---------------------------------------------------------------
 Distributors--1.5%
 Fujitsu Devices, Inc.                   10,000          86,688
---------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.2%
 Taito Corp.                                 50          69,587
---------------------------------------------------------------
 Household Durables--6.8%
 Barratt Developments plc                 9,970          82,901
---------------------------------------------------------------
 CFM Corp. 1                              6,890          52,274
---------------------------------------------------------------
 Matsushita Electric Industrial Co.       6,000          79,083
---------------------------------------------------------------
 Sumitomo Forestry Co. Ltd.              16,000         130,986
---------------------------------------------------------------
 Waterford Wedgwood plc                 162,770          54,874
                                                     ----------
                                                        400,118
---------------------------------------------------------------
 Internet & Catalog Retail--1.4%
 LG Home Shopping, Inc.                   1,709          83,320
---------------------------------------------------------------
 Leisure Equipment & Products--2.5%
 Agfa Gevaert NV                          2,910          72,224
---------------------------------------------------------------
 Sammy Corp.                              2,200          73,443
                                                     ----------
                                                        145,667
---------------------------------------------------------------
 Media--1.2%
 Vivendi Universal SA 1                   3,510          73,732
---------------------------------------------------------------
 Specialty Retail--2.7%
 Aoyama Trading Co.                       4,000          74,226
---------------------------------------------------------------
 New Dixons Group plc                    35,920          82,746
                                                     ----------
                                                        156,972
---------------------------------------------------------------
 Consumer Staples--12.8%
---------------------------------------------------------------
 Beverages--4.3%
 Heineken NV                              1,700          60,671
---------------------------------------------------------------
 Scottish & Newcastle plc                17,587         103,186
---------------------------------------------------------------
 Southcorp Holdings Ltd.                 39,810          87,566
                                                     ----------
                                                        251,423
---------------------------------------------------------------
 Food & Staples Retailing--1.2%
 J Sainsbury plc                         14,590          70,128
---------------------------------------------------------------
 Food Products--4.9%
 Nestle SA                                  370          81,462
---------------------------------------------------------------
 Nutreco Holding NV                       2,151          57,512
---------------------------------------------------------------
 Parmalat Finanziaria SpA                19,470          60,659
---------------------------------------------------------------
 Unilever NV                              1,525          88,587
                                                     ----------
                                                        288,220


                                                   Market Value
                                         Shares      See Note 1
---------------------------------------------------------------
 Household Products--1.0%
 Reckitt Benckiser plc                    3,000      $   63,126
---------------------------------------------------------------
 Personal Products--1.4%
 Amore Pacific Corp.                        590          81,010
---------------------------------------------------------------
 Energy--4.7%
---------------------------------------------------------------
 Oil & Gas--4.7%
 ENI SpA                                 10,900         173,089
---------------------------------------------------------------
 Total SA, B Shares                         670         104,136
                                                     ----------
                                                        277,225
---------------------------------------------------------------
 Financials--21.8%
---------------------------------------------------------------
 Commercial Banks--11.0%
 Abbey National plc                       8,560          81,744
---------------------------------------------------------------
 Anglo Irish Bank Corp.                  16,120         193,579
---------------------------------------------------------------
 Banca Nazionale del Lavoro 1            44,540         101,484
---------------------------------------------------------------
 Credit Agricole SA                       5,190         110,230
---------------------------------------------------------------
 Grupo Financiero Inbursa SA de CV       86,080          96,483
---------------------------------------------------------------
 Lloyds TSB Group plc                     9,590          66,600
                                                     ----------
                                                        650,120
---------------------------------------------------------------
 Diversified Financial Services--3.4%
 Alarko Holding AS                     3,696,000         67,914
---------------------------------------------------------------
 Investor AB, B Shares                    9,760          87,580
---------------------------------------------------------------
 Van der Moolen Holding NV                4,890          42,180
                                                     ----------
                                                        197,674
---------------------------------------------------------------
 Insurance--6.4%
 Aegon NV                                 5,801          76,069
---------------------------------------------------------------
 Aksigorta AS                          7,500,000         29,585
---------------------------------------------------------------
 AMP Ltd. 2                              31,330         146,275
---------------------------------------------------------------
 Converium Holding AG                     1,300          64,058
---------------------------------------------------------------
 Scor SA 1                                9,410          59,728
                                                     ----------
                                                        375,715
---------------------------------------------------------------
 Real Estate--1.0%
 JM AB                                    4,200          58,686
---------------------------------------------------------------
 Health Care--8.2%
---------------------------------------------------------------
 Health Care Equipment & Supplies--1.5%
 Sysmex Corp.                             3,900          87,802
---------------------------------------------------------------
 Health Care Providers & Services--1.1%
 Kuraya Sanseido, Inc.                    8,300          66,817
---------------------------------------------------------------
 Pharmaceuticals--5.6%
 Aventis SA                               1,230          65,131
---------------------------------------------------------------
 GlaxoSmithKline plc                      5,830         124,852
---------------------------------------------------------------
 Takeda Chemical Industries Ltd.          2,100          74,308
---------------------------------------------------------------
 UCB SA                                   2,020          63,708
                                                     ----------
                                                        327,999


6  |  OPPENHEIMER INTERNATIONAL VALUE FUND

                                                   Market Value
                                         Shares      See Note 1
---------------------------------------------------------------
 Industrials--7.6%
---------------------------------------------------------------
 Building Products--1.2%
 Royal Group Technologies Ltd. 1          8,480      $   71,093
---------------------------------------------------------------
 Commercial Services & Supplies--0.9%
 Quebecor World, Inc.                     2,910          49,676
---------------------------------------------------------------
 Construction & Engineering--4.5%
 Koninklijke Boskalis Westminster NV      2,610          66,751
---------------------------------------------------------------
 Okumura Corp.                           28,000         114,358
---------------------------------------------------------------
 Vinci                                    1,130          81,905
                                                     ----------
                                                        263,014
---------------------------------------------------------------
 Electrical Equipment--1.0%
 SGL Carbon AG 1                          3,187          59,834
---------------------------------------------------------------
 Information Technology--4.0%
---------------------------------------------------------------
 Communications Equipment--2.6%
 Nokia Oyj                                5,650          95,960
---------------------------------------------------------------
 Wavecom SA 1                             3,230          58,576
                                                     ----------
                                                        154,536
---------------------------------------------------------------
 Electronic Equipment & Instruments--1.4%
 Nichicon Corp.                           7,000          81,375
---------------------------------------------------------------
 Materials--3.2%
---------------------------------------------------------------
 Chemicals--1.6%
 Metallgesellschaft AG                    7,130          90,097
---------------------------------------------------------------
 Metals & Mining--1.6%
 Maruichi Steel Tube Ltd.                 8,000          94,601
---------------------------------------------------------------
 Telecommunication Services--9.3%
---------------------------------------------------------------
 Diversified Telecommunication Services--7.4%
 Cable & Wireless plc                    39,950          92,368
---------------------------------------------------------------
 France Telecom SA 1                      4,081          98,773
---------------------------------------------------------------
 PCCW Ltd. 1                            141,000         100,770
---------------------------------------------------------------
 Telecom Italia SpA 1                    53,969          93,607
---------------------------------------------------------------
 Telefonos de Mexico SA de CV
 (Telmex)                                32,140          51,857
                                                     ----------
                                                        437,375
---------------------------------------------------------------
 Wireless Telecommunication Services--1.9%
 KDDI Corp.                                  20         108,612
---------------------------------------------------------------
 Utilities--2.6%
---------------------------------------------------------------
 Electric Utilities--1.4%
 Electrabel SA                              290          80,202
---------------------------------------------------------------
 Multi-Utilities & Unregulated Power--1.2%
 Veolia Environnement                     3,250          72,540
                                                     ----------
 Total Common Stocks (Cost $4,885,793)                5,548,924

                                                   Market Value
                                          Units      See Note 1
---------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%
---------------------------------------------------------------
 Credit Agricole SA Rts.,
 Exp. 11/7/031 (Cost $0)                  5,190      $    1,207

                                      Principal
                                         Amount
---------------------------------------------------------------
 Joint Repurchase Agreements--5.7%
---------------------------------------------------------------

 Undivided interest of 1.02% in joint repurchase
 agreement (Principal Amount/Market Value
 $33,038,000, with a maturity value of
 $33,040,671) with Zions Bank/Capital Markets
 Group, 0.97%, dated 10/31/03, to be repurchased
 at $336,027 on 11/3/03, collateralized by U.S.
 Treasury Bonds, 1.625%, 1/31/05, with a value of
 $33,755,317
 (Cost $336,000)                       $336,000         336,000

---------------------------------------------------------------
 Total Investments, at Value
 (Cost $5,221,793)                        100.1%      5,886,131
---------------------------------------------------------------
 Liabilities in Excess of Other Assets     (0.1)         (3,797)
                                       ------------------------
 Net Assets                               100.0%     $5,882,334
                                       ========================


Footnotes to Statement of Investments
1. Non-income producing security.
2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial
Statements.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                Market Value         Percent
---------------------------------------------------------------
Japan                                $1,255,769            21.3%
France                                  786,012            13.4
Great Britain                           767,653            13.0
Italy                                   428,839             7.3
Netherlands (The)                       391,770             6.7
United States                           336,000             5.7
Ireland                                 248,453             4.2
Australia                               233,841             4.0
Belgium                                 216,134             3.7
Canada                                  173,043             2.9
Korea, Republic of South                164,330             2.8
Germany                                 149,931             2.5
Mexico                                  148,341             2.5
Sweden                                  146,266             2.5
Switzerland                             145,520             2.5
China                                   100,770             1.7
Turkey                                   97,499             1.7
Finland                                  95,960             1.6
                                     --------------------------
                                     $5,886,131           100.0%
                                     ==========================

See accompanying Notes to Financial Statements.

7  |  OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 October 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
 Assets
------------------------------------------------------------------------------------------------------------------------------------
 Investments, at value (cost $5,221,793)--see accompanying statement                                                     $5,886,131
------------------------------------------------------------------------------------------------------------------------------------
 Cash                                                                                                                           988
------------------------------------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest and dividends                                                                                                       9,328
 Other                                                                                                                        2,358
                                                                                                                         -----------
 Total assets                                                                                                             5,898,805

------------------------------------------------------------------------------------------------------------------------------------
 Liabilities
------------------------------------------------------------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                                                                        7,873
------------------------------------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Legal, auditing and other professional fees                                                                                  4,488
 Shareholder reports                                                                                                          2,500
 Trustees' compensation                                                                                                       1,142
 Other                                                                                                                          468
                                                                                                                         -----------
 Total liabilities                                                                                                           16,471

------------------------------------------------------------------------------------------------------------------------------------
 Net Assets                                                                                                              $5,882,334
                                                                                                                         ===========

------------------------------------------------------------------------------------------------------------------------------------
 Composition of Net Assets
------------------------------------------------------------------------------------------------------------------------------------
 Par value of shares of beneficial interest                                                                              $      520
------------------------------------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                                               5,199,480
------------------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income                                                                                          3,371
------------------------------------------------------------------------------------------------------------------------------------
 Accumulated net realized gain on investments and foreign currency transactions                                              22,387
------------------------------------------------------------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies     656,576
                                                                                                                         -----------
 Net Assets                                                                                                              $5,882,334
                                                                                                                         ===========

------------------------------------------------------------------------------------------------------------------------------------
 Net Asset Value Per Share
------------------------------------------------------------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of $5,882,334 and 519,852 shares
 of beneficial interest outstanding)                                                                                         $11.32
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)                             $12.01


 See accompanying Notes to Financial Statements.

8  |  OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF OPERATIONS  UNAUDITED

 For the Period Ended October 31, 2003 1
------------------------------------------------------------------------------------------------------------------------------------
 Investment Income
------------------------------------------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $2,581)                                                                  $   24,091
------------------------------------------------------------------------------------------------------------------------------------
 Interest                                                                                                                     2,466
                                                                                                                         -----------
 Total investment income                                                                                                     26,557

------------------------------------------------------------------------------------------------------------------------------------
 Expenses
------------------------------------------------------------------------------------------------------------------------------------
 Management fees                                                                                                             11,488
------------------------------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees--Class A                                                                          11
------------------------------------------------------------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                                                                  4,488
------------------------------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                                       3,698
------------------------------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                                          2,500
------------------------------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                                                    518
------------------------------------------------------------------------------------------------------------------------------------
 Other                                                                                                                          501
                                                                                                                         -----------
 Total expenses                                                                                                              23,204
 Less reduction to custodian expenses                                                                                           (18)
                                                                                                                         -----------
 Net expenses                                                                                                                23,186

------------------------------------------------------------------------------------------------------------------------------------
 Net Investment Income                                                                                                        3,371

------------------------------------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss) on:

 Investments                                                                                                                 56,977
 Foreign currency transactions                                                                                              (34,590)
                                                                                                                         -----------
 Net realized gain                                                                                                           22,387
------------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                                                                                442,215
 Translation of assets and liabilities denominated in foreign currencies                                                    214,361
                                                                                                                         -----------
 Net change in unrealized appreciation                                                                                      656,576

------------------------------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                                                      $682,334
                                                                                                                         ===========

 1. For the period from August 1, 2003 (commencement of operations) to October 31, 2003.

 See accompanying Notes to Financial Statements.


9  |  OPPENHEIMER INTERNATIONAL VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                           Period
                                                                                                                            Ended
                                                                                                               October 31, 2003 1
                                                                                                                      (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
 Operations
-----------------------------------------------------------------------------------------------------------------------------------
 Net investment income                                                                                                 $    3,371
-----------------------------------------------------------------------------------------------------------------------------------
 Net realized gain                                                                                                         22,387
-----------------------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                                                                    656,576
                                                                                                                       ------------
 Net increase in net assets resulting from operations                                                                     682,334

-----------------------------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from beneficial interest transactions--Class A                                    5,100,000

-----------------------------------------------------------------------------------------------------------------------------------
 Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
 Total increase                                                                                                         5,782,334
-----------------------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                                                      100,000 2
                                                                                                                       ------------
 End of period [including undistributed net investment income of $3,371 for the period ended October 31, 2003]         $5,882,334
                                                                                                                       ============

 1. For the period from August 1, 2003 (commencement of operations) to October 31, 2003.
 2. Reflects the value of the Manager's initial seed money investment on July 15, 2003.

 See accompanying Notes to Financial Statements.


10 |  OPPENHEIMER INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS

                                                              Period
                                                               Ended
                                                     Oct. 31, 2003 1
 Class A                                                 (Unaudited)
----------------------------------------------------------------------
 Per Share Operating Data
----------------------------------------------------------------------
 Net asset value, beginning of period                         $10.00
----------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                           .01
 Net realized and unrealized gain                               1.31
                                                              --------
 Total from investment operations                               1.32
----------------------------------------------------------------------
 Net asset value, end of period                               $11.32
                                                              ========

----------------------------------------------------------------------
 Total Return, at Net Asset Value 2                            13.20%
----------------------------------------------------------------------

----------------------------------------------------------------------
 Ratios/Supplemental Data
----------------------------------------------------------------------
 Net assets, end of period (in thousands)                     $5,882
----------------------------------------------------------------------
 Average net assets (in thousands)                            $5,592
----------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                          0.24%
 Total expenses                                                 1.65% 4
----------------------------------------------------------------------
 Portfolio turnover rate                                           4%

1. For the period from August 1, 2003 (commencement of operations) to October 31, 2003.
2. Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


11 |  OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
Oppenheimer International Value Fund (the Fund), a series of Oppenheimer International Value Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund currently offers Class A shares only. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of October 31, 2003, 500,000 shares of Class A were owned by the Manager and its affiliates. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    No distributions were paid during the period ended October 31, 2003.
--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

12 |  OPPENHEIMER INTERNATIONAL VALUE FUND

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                          Period Ended October 31, 2003 1,2
                                   Shares            Amount
-----------------------------------------------------------
 Class A
 Sold                             509,852        $5,100,000
                                  -------------------------
 Net increase                     509,852        $5,100,000
                                  =========================

 1. For the period from August 1, 2003 (commencement of operations) to October  31, 2003.
 2. The Fund sold 10,000 to the Manager upon seeding of the Fund on July 15, 2003.

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended October 31, 2003, were $4,981,286 and $155,690, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.85% of the first $500 million of average annual net assets of the Fund, 0.75% of the next $500 million and 0.70 of average annual net assets in excess of $1 billion.
--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended October 31, 2003, the Fund paid $10 to OFS for services to the Fund.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees, up to an annual rate of 0.35% of average net assets of Class A shares. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Offering and Organizational Costs. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.


13 |  OPPENHEIMER INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Class A shares of the Fund.
--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the period ended October 31, 2003, expense under the Class A plan was zero. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of October 31, 2003, the Fund had outstanding foreign currency contracts as follows:

                                         Expiration     Contract Amount      Valuation as of       Unrealized
 Contract Description                         Dates              (000s)     October 31, 2003     Depreciation
-------------------------------------------------------------------------------------------------------------
 Contracts to Sell
 Euro [EUR]                                  4/1/04                 735EUR          $850,749           $4,103
 Japanese Yen [JPY]                          4/1/04              44,400JPY           405,963            3,770
                                                                                                       ------
 Total unrealized depreciation                                                                         $7,873
                                                                                                       ======

--------------------------------------------------------------------------------
 6. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the period ended or at October 31, 2003.


14 |  OPPENHEIMER INTERNATIONAL VALUE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  UNAUDITED

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


15 |  OPPENHEIMER INTERNATIONAL VALUE FUND

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ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of the Fund has determined that Joseph M. Wikler, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Wikler as the Audit Committee's financial expert. Mr. Wikler is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

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ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)